ANNUAL REPORT

                             IAI GLOBAL EQUITY FUNDS


                             IAI International Fund

                                OCTOBER 31, 1999




                                   [LOGO] IAI
                                  MUTUAL FUNDS

                               TABLE OF CONTENTS
                               -----------------
                             IAI INTERNATIONAL FUND


                                 ANNUAL REPORT
                                OCTOBER 31, 1999


            Fund Manager's Review ..............................   2

            Fund Portfolio .....................................   6

            Notes to Fund Portfolio ............................   9

            Statement of Assets and Liabilities ................  10

            Statement of Operations ............................  11

            Statements of Changes in Net Assets ................  12

            Financial Highlights ...............................  13

            Notes to Financial Statements ......................  14

            Investment Adviser and Manager, Custodian,
            Legal Counsel, Independent Auditors,
            Distributor, Directors ..............  Inside Back Cover

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND


IAI INTERNATIONAL FUND


FUND MANAGEMENT

HILARY J. FANE


HOW HAS THE FUND PERFORMED?

The IAI International Fund generated a return of 11.11% for the twelve months ending 10/31/99. In comparison, the Morgan Stanley EAFE Index produced a return of 23.37%. The Fund benefited from strong stock selection in Australia, Germany and Switzerland, and an exposure to emerging markets. Conversely, an underweight exposure to the Japanese market, as well as overall stock selection in Japan, the UK and several continental European countries detracted from overall performance results.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE FUND? WERE THERE ANY DISAPPOINTMENTS?

Performance of the Fund's holdings was mixed. Several of the best performing stocks were in Japan where Hitachi, Namco and NTT provided strong returns. Several of the Fund's Australian holdings also generated strong results as natural resource-related stocks rebounded sharply. Within the emerging markets component of the Fund, Asian stocks provided the best performance gains. Less successful for the Fund were several of its UK holdings.

WERE THERE ANY SIGNIFICANT CHANGES?

Changes with regard to the overall allocation to the major geographic regions were modest. Within the Far East, the Fund increased its allocation to Japan, while within Europe, the exposure to France was reduced mid-year following the sale of Qualis L.P., a privately held, early-stage developing company which represented 16.6% of the Fund's net assets on 3/31/99. In recent months, the Fund eliminated its allocation to international small cap stocks, and following a period of strong outperformance, reduced its commitment to emerging markets.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE FUND'S PERFORMANCE?

Stock markets worldwide rebounded sharply from the steep declines experienced in the summer of 1998. Asian markets in particular have enjoyed spectacular gains. This recovery was largely predicated on significantly improved economic outlooks for much of the world, in part due to efforts of central banks to spur economic growth with lower interest rates. In recent months, however, value-oriented investors have been severely disadvantaged by the strong rally enjoyed by growth stocks.

WHAT IS YOUR OUTLOOK FOR THE FUND?

The most notable event within the Pacific Basin over the past twelve months has been the recovery of the Japanese market. In addition, the strength of the yen has further boosted returns. Excluding Japan, the recovery of other Asian economies is expanding beyond the export sectors into other domestic sectors, an indication that the recoveries are becoming more self-sustaining.

     In Europe, economies are experiencing a slow but steady cyclical recovery, which has led to improved pricing power for many basic industries. Corporate restructuring is further advanced than it is in Japan, as is the process of industrial consolidation, both of which are improving shareholder returns.

     The Fund continues to overweight the Pacific Basin, particularly Australasia and Singapore, and although the Fund cautiously increased the commitment to Japan over the course of the year, it remains modestly underweight relative to the benchmark. Within Europe, the Fund maintains a near-market weighting in continental Europe, coupled with a low exposure to the UK.


2
--------------------------------------------------------------------------------

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND


PORTFOLIO WEIGHTING:
IAI INTERNATIONAL FUND VS. EAFE INDEX

                                      10/31/99
                         --------------------------------       Country Returns
                                 IAI               EAFE        for the 12 Months
                         International Fund        Index         Ended 10/31/99
--------------------------------------------------------------------------------
AFRICA
  Egypt                          --%                 --%               (7)%
  South Africa                   --                  --                16%
EUROPE
  Austria                        --                  --               (14)%
  Belgium                         3                   1                (5)%
  Denmark                        --                   1                (8)%
  Finland                         6                   2               103%
  France                         12                  10                25%
  Germany                         8                  10                 8%
  Greece                         --                  --               114%
  Ireland                        --                   1                (1)%
  Italy                           3                   4                 2%
  Netherlands                     2                   5                13%
  Norway                         --                  --                 4%
  Poland                         --                  --                (1)%
  Portugal                        6                   1               (18)%
  Spain                           3                   3                 1%
  Sweden                         --                   2                48%
  Switzerland                    --                   6                --%
  Turkey                         --                  --                90%
  United Kingdom                 15                  20                13%
FAR EAST
  Australia                       8                   2                12%
  Hong Kong                       3                   2                27%
  India                          --                  --                63%
  Israel                         --                  --                32%
  Japan                          22                  29                59%
  Malaysia                       --                  --               184%
  New Zealand                     2                  --                 9%
  Philippines                    --                  --                 8%
  Singapore                       2                   1                90%
  South Korea                    --                  --               175%
  Taiwan                         --                  --                31%
  Thailand                       --                  --                17%
LATIN AMERICA
  Argentina                       1                  --                21%
  Brazil                          1                  --                 5%
  Chile                          --                  --                19%
  Mexico                          1                  --               (37)%
  Peru                           --                  --                17%
OTHER COUNTRIES                   2                  --
CASH                             --                  --
================================================================================
TOTAL                           100%                100%
================================================================================


                                                                               3
--------------------------------------------------------------------------------

                             FUND MANAGER'S REVIEW
                             ---------------------
                             IAI INTERNATIONAL FUND


TOP TEN STOCK HOLDINGS

                                                                            % of Net Assets
                                                                         ----------------------
Issues                               Country       Industry               10/31/99     10/31/98
----------------------------------   -----------   -------------------   ----------   ---------
 Sekisui Chemical                    Japan         Materials                 3.73         1.83
 Eisai                               Japan         Consumer Goods            3.67         2.05
 Nippon Yusen Kabushiki Kaisha       Japan         Services                  3.16         1.75
 Brisa-Auto Estradas de Portugal     Portugal      Capital Equipment         2.92         1.02
 Banco Pinto & Sotto Mayor           Portugal      Financial                 2.71         1.71
 Goodman Fielder                     Australia     Consumer Goods            2.64           -
 Mitsubishi Heavy Industries         Japan         Capital Equipment         2.56           -
 Groupe Danone                       France        Consumer Goods            2.54         2.00
 CNP Assurances                      France        Financial                 2.54         1.14
 Japan Airlines                      Japan         Services                  2.53           -
==================================   ===========   ====================   =========   =========
 TOTAL                                                                      29.00        11.50
==================================   ===========   ====================   =========   =========


TOP FIVE COUNTRIES
% OF NET ASSETS

                             AS OF 10/31/99           AS OF 10/31/98
JAPAN                            21.6%                    11.5%
UNITED KINGDOM                   14.4%                     9.1%
FRANCE                           12.2%                    22.9%
GERMANY                           8.3%                     8.4%
AUSTRALIA                         7.8%                     5.3%



4
--------------------------------------------------------------------------------

                              FUND MANAGER'S REVIEW
                              ---------------------
                              IAI INTERNATIONAL FUND


VALUE OF $10,000 INVESTMENT+

                              [PLOT POINTS CHART]

                   IAI INTERNATIONAL FUND        EAFE INDEX

                          10,000                  10,000
Nov-89                    10,350                  10,505
Dec-89                    10,833                  10,895
Jan-90                    10,641                  10,492
Feb-90                    10,165                   9,762
Mar-90                     9,790                   8,747
Apr-90                     9,570                   8,680
May-90                    10,211                   9,673
Jun-90                    10,441                   9,590
Jul-90                    10,680                   9,727
Aug-90                     9,890                   8,785
Sep-90                     8,963                   7,564
Oct-90                     9,550                   8,744
Nov-90                     9,468                   8,231
Dec-90                     9,417                   8,368
Jan-91                     9,658                   8,641
Feb-91                    10,326                   9,570
Mar-91                     9,973                   8,997
Apr-91                    10,168                   9,088
May-91                    10,131                   9,186
Jun-91                     9,659                   8,513
Jul-91                    10,202                   8,934
Aug-91                    10,290                   8,755
Sep-91                    10,648                   9,251
Oct-91                    10,716                   9,384
Nov-91                    10,396                   8,949
Dec-91                    10,977                   9,414
Jan-92                    11,134                   9,215
Feb-92                    11,144                   8,888
Mar-92                    10,782                   8,304
Apr-92                    11,095                   8,345
May-92                    11,476                   8,906
Jun-92                    10,997                   8,487
Jul-92                    10,326                   8,272
Aug-92                    10,306                   8,794
Sep-92                    10,075                   8,623
Oct-92                     9,825                   8,173
Nov-92                    10,045                   8,253
Dec-92                    10,284                   8,298
Jan-93                    10,488                   8,299
Feb-93                    10,825                   8,553
Mar-93                    11,448                   9,301
Apr-93                    11,947                  10,186
May-93                    11,999                  10,403
Jun-93                    11,739                  10,244
Jul-93                    12,156                  10,604
Aug-93                    13,013                  11,179
Sep-93                    12,992                  10,930
Oct-93                    13,639                  11,269
Nov-93                    13,086                  10,287
Dec-93                    14,346                  11,032
Jan-94                    15,147                  11,967
Feb-94                    14,947                  11,936
Mar-94                    14,178                  11,425
Apr-94                    14,694                  11,912
May-94                    14,810                  11,846
Jun-94                    14,594                  12,016
Jul-94                    14,912                  12,134
Aug-94                    15,352                  12,424
Sep-94                    14,803                  12,036
Oct-94                    15,066                  12,439
Nov-94                    14,429                  11,844
Dec-94                    14,411                  11,921
Jan-95                    13,588                  11,466
Feb-95                    13,848                  11,436
Mar-95                    14,513                  12,152
Apr-95                    14,681                  12,613
May-95                    14,715                  12,465
Jun-95                    14,588                  12,250
Jul-95                    15,410                  13,016
Aug-95                    15,282                  12,523
Sep-95                    15,386                  12,771
Oct-95                    15,084                  12,431
Nov-95                    15,200                  12,780
Dec-95                    15,720                  13,298
Jan-96                    16,324                  13,356
Feb-96                    16,373                  13,404
Mar-96                    16,348                  13,692
Apr-96                    16,731                  14,094
May-96                    16,373                  13,838
Jun-96                    16,384                  13,919
Jul-96                    15,886                  13,516
Aug-96                    15,961                  13,549
Sep-96                    16,471                  13,912
Oct-96                    16,422                  13,773
Nov-96                    17,069                  14,325
Dec-96                    17,043                  14,144
Jan-97                    16,713                  13,652
Feb-97                    17,112                  13,879
Mar-97                    17,044                  13,932
Apr-97                    16,989                  14,010
May-97                    18,053                  14,925
Jun-97                    18,650                  15,751
Jul-97                    18,891                  16,009
Aug-97                    17,606                  14,817
Sep-97                    18,242                  15,649
Oct-97                    16,746                  14,451
Nov-97                    16,294                  14,306
Dec-97                    16,333                  14,435
Jan-98                    16,542                  15,099
Feb-98                    17,768                  16,071
Mar-98                    18,187                  16,569
Apr-98                    18,638                  16,704
May-98                    18,347                  16,627
Jun-98                    17,327                  16,756
Jul-98                    17,294                  16,931
Aug-98                    14,903                  14,836
Sep-98                    14,935                  14,385
Oct-98                    15,857                  15,889
Nov-98                    16,309                  16,707
Dec-98                    16,632                  17,370
Jan-99                    16,259                  17,323
Feb-99                    16,017                  16,914
Mar-99                    16,566                  17,625
Apr-99                    17,665                  18,342
May-99                    17,147                  17,401
Jun-99                    17,955                  18,083
Jul-99                    18,132                  18,626
Aug-99                    18,116                  18,699
Sep-99                    17,873                  18,891
Oct-99                    17,614                  19,603


AVERAGE ANNUAL RETURNS+
THROUGH 10/31/99

                                                1 Year      5 Years     10 Years
================================================================================
IAI INTERNATIONAL FUND                          11.11%       3.18%        5.83%
--------------------------------------------------------------------------------
EAFE Index                                      23.37%       9.52%        6.96%

+ PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



NOTE TO FUND MANAGER'S REVIEW

PERFORMANCE DATA FOR THE IAI INTERNATIONAL FUND INCLUDES CHANGES IN SHARE VALUE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S INVESTMENT RETURN AND PRINCIPAL MAY FLUCTUATE, SO THAT WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS AVAILABLE IN THE PROSPECTUS. PLEASE READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING. ALL INDICES CITED ARE UNMANAGED, AND ARE EITHER TRADEMARKS, REGISTERED TRADEMARKS OR COPYRIGHTS OF THEIR RESPECTIVE SPONSORING COMPANIES.


                                                                               5
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                                --------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 91.9%


                                                                    Market
                                                Quantity           Value (a)
------------------------------------            --------           ---------
ARGENTINA - 0.4%
Telefonica de Argentina ADR
    (SERVICES)                                     2,660           $   68,163
------------------------------------            --------           ----------
AUSTRALIA - 7.8%
Australia & New Zealand Banking
   Group (FINANCIAL)                              28,060              185,070
Boral (MATERIALS)                                211,379              317,924
Broken Hill Proprietary Company
   (MATERIALS)                                    44,639              461,069
Goodman Fielder
   (CONSUMER GOODS)                              535,136              494,517
                                                                   ----------
                                                                    1,458,580
------------------------------------             -------           ----------
BELGIUM - 2.4%
Agfa Gevaert
   (CONSUMER GOODS) (b)                           17,993              360,125
Compagnie Maritime Belge
    (SERVICES)                                     1,600               82,413
                                                                   ----------
                                                                      442,538
------------------------------------             -------           ----------
CHILE - 0.2%
Enersis ADR (ENERGY)                               1,861               41,873
------------------------------------             -------           ----------
EGYPT - 0.1%
Suez Cement GDR
   (MATERIALS) (b) (c)                             1,565               25,683
------------------------------------             -------           ----------
FINLAND - 5.3%
Fortum (ENERGY)                                   72,223              349,233
Orion-Yhtyma Class B
   (CONSUMER GOODS)                               12,360              293,636
UPM-Kymmene (MATERIALS)                           11,239              354,431
                                                                   ----------
                                                                      997,300
------------------------------------             -------           ----------


                                                                    Market
                                                Quantity           Value (a)
------------------------------------            --------           ---------
FRANCE - 12.2%
CNP Assurances (FINANCIAL)                        16,142           $  475,114
Credit Lyonnais (FINANCIAL) (b)                    1,940               58,630
Groupe Danone (CONSUMER GOODS)                     1,867              475,925
Dexia France (FINANCIAL)                           3,356              472,726
Eridania Beghin-Say
   (CONSUMER GOODS)                                3,242              368,061
Suez Lyonnaise des Eaux (SERVICES)                 2,714              437,926
                                                                   ----------
                                                                    2,288,382
------------------------------------             -------           ----------
GERMANY - 6.2%
BASF (MATERIALS)                                   5,920              266,036
Bayer (MATERIALS)                                  8,452              345,614
Deutsche Bank (FINANCIAL)                          4,168              298,810
Veba (ENERGY)                                      4,775              257,999
                                                                   ----------
                                                                    1,168,459
------------------------------------             -------           ----------
GREECE - 0.1%
Hellenic Telecommunications
   Organization (SERVICES)                           350                7,417
------------------------------------             -------           ----------
HONG KONG - 2.4%
Axa China Region (FINANCIAL)                     275,500              237,576
Dairy Farm International Holdings
   (CONSUMER GOODS)                              263,258              206,658
                                                                   ----------
                                                                      444,234
------------------------------------             -------           ----------
HUNGARY - 0.2%
MOL Magyar Olaj GDR (ENERGY)                       2,195               44,213
------------------------------------             -------           ----------
ITALY - 3.3%
ENI (ENERGY) (b)                                  29,000              169,494
Telecom Italia (SERVICES)                         89,426              438,999
                                                                   ----------
                                                                      608,493
------------------------------------             -------           ----------

                    See accompanying Notes to Fund Portfolio.

6
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                                --------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS (CONT.)

                                                                    Market
                                                Quantity           Value (a)
------------------------------------            --------           ---------
JAPAN - 21.6%
Eisai (CONSUMER GOODS)                            25,000           $  686,326
The Hachijuni Bank (FINANCIAL)                     2,000               14,584
Hitachi (CAPITAL EQUIPMENT)                       37,000              399,569
Japan Airlines (SERVICES)                        141,000              472,882
MINOLTA (CONSUMER GOODS)                          68,000              278,229
Mitsubishi Heavy Industries
   (CAPITAL EQUIPMENT)                           122,000              478,133
Nippon Mitsubishi Oil (ENERGY)                    84,000              370,257
Nippon Yusen Kabushiki Kaisha
    (SERVICES)                                   137,000              590,744
Sekisui Chemical (MATERIALS)                     141,800              697,043
The 77 Bank (FINANCIAL)                            4,000               47,451
                                                                   ----------
                                                                    4,035,218
------------------------------------             -------           ----------
MEXICO - 0.5%
Telefonos de Mexico Series L
   ADR (SERVICES)                                  1,124               96,102
------------------------------------             -------           ----------
NETHERLANDS - 2.1%
Koninklijke Luchtvaart
   Maatschappij (SERVICES)                        14,114              384,253
------------------------------------             -------           ----------
NEW ZEALAND - 1.9%
Carter Holt Harvey (MATERIALS)                   276,544              349,967
------------------------------------             -------           ----------
PHILIPPINES - 0.1%
Petron (ENERGY)                                  318,400               26,566
------------------------------------             -------           ----------
PORTUGAL - 5.6%
Banco Pinto & Sotto Mayor
   (FINANCIAL)                                    24,394              507,728
Brisa-Auto Estradas de Portugal
   (CAPITAL EQUIPMENT) (b)                        13,892              546,889
                                                                   ----------
                                                                    1,054,617
------------------------------------             -------           ----------
SINGAPORE - 1.7%
Elec & Eltek International                         7,000               23,800
Neptune Orient Lines
    (SERVICES) (b)                               198,000              286,801
                                                                   ----------
                                                                      310,601
------------------------------------             -------           ----------


                                                                    Market
                                                Quantity           Value (a)
------------------------------------            --------           ---------
SOUTH AFRICA - 0.3%
Bidvest Group (CONSUMER GOODS)                         2            $       13
Iscor (MATERIALS)                                 32,170                12,460
Sappi Limited (MATERIALS)                          4,600                38,102
                                                                    ----------
                                                                        50,575
------------------------------------             -------            ----------
SPAIN - 2.9%
Endesa (ENERGY)                                   13,383               267,726
Iberdrola (ENERGY)                                18,365               267,570
                                                                    ----------
                                                                       535,296
------------------------------------             -------            ----------
THAILAND - 0.2%
Hana Microelectronics, foreign
   (CAPITAL EQUIPMENT) (b)                        12,179                42,910
Siam City Bank, foreign
   (FINANCIAL) (b)                                30,825                   240
                                                                    ----------
                                                                        43,150
------------------------------------             -------            ----------
UNITED KINGDOM - 14.4%
Britannic (FINANCIAL)                             11,030               199,098
Greenalls Group (SERVICES)                        44,766               227,723
Hyder (SERVICES)                                  34,947               313,972
Rank Group (SERVICES)                            106,504               331,624
Rolls-Royce (CAPITAL EQUIPMENT)                  127,243               451,007
Royal & Sun Alliance Insurance
   Group (FINANCIAL)                              42,430               288,251
Safeway (SERVICES)                               108,380               339,688
Tomkins (MULTI-INDUSTRY)                         105,349               356,551
United Biscuits (SERVICES)                        54,592               192,156
                                                                    ----------
                                                                     2,700,070
====================================             =======            ==========
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $18,411,891).........................................       $17,181,750
====================================             =======            ==========


                   See accompanying Notes to Fund Portfolio.


                                                                               7
--------------------------------------------------------------------------------

                                FUND PORTFOLIO
                                --------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


NON-CONVERTIBLE PREFERRED
STOCKS - 2.7%


                                                                    Market
                                                Quantity           Value (a)
------------------------------------            --------           ---------
BRAZIL - 0.6%
Banco Bradesco (FINANCIAL)                    13,700,000           $    67,693
Tele Norte Leste Participacoes
   (SERVICES)                                  2,880,000                48,460
                                                                   -----------
                                                                       116,153
------------------------------------             -------           -----------
GERMANY - 2.1%
ProSieben Media (SERVICES)                         9,803               401,889
====================================             =======           ===========
TOTAL INVESTMENTS IN NON-CONVERTIBLE
 PREFERRED STOCKS
(COST: $559,210)                                                   $   518,042
====================================             =======           ===========
TOTAL INVESTMENTS IN SECURITIES
(COST: $18,971,101) (d)                                            $17,699,792
====================================             =======           ===========
OTHER ASSETS AND LIABILITIES
(NET) - 5.4%                                                         1,003,022
====================================             =======           ===========
TOTAL NET ASSETS                                                   $18,702,814
====================================             =======           ===========


                   See accompanying Notes to Fund Portfolio.
8
--------------------------------------------------------------------------------

                            NOTES TO FUND PORTFOLIO
                            -----------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999


                                      (a)

Market Values of securities are stated in U.S. dollars and are determined as described in Note 1 to the financial statements, under "Security Valuation."


                                      (b)

Currently non-income producing security.


                                      (c)

Represents security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. This issue may be only sold to other qualified institutional buyers and is considered liquid under guidelines established by the Board of Directors.


                                      (d)

At October 31, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

 Cost for federal tax purposes .........................   $ 19,585,139
                                                           ============
 Gross unrealized appreciation .........................   $    862,447

 Gross unrealized depreciation .........................     (2,747,794)
                                                           ------------
 Net unrealized depreciation ...........................   $ (1,885,347)
                                                           ============




                                                                               9
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      -----------------------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999


--------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at market (cost: $18,971,101)                              $ 17,699,792
Receivable for investment securities sold                                                  270,814
Receivable for Fund shares sold                                                            955,209
Dividends receivable                                                                       351,940
Interest receivable                                                                          1,538
Other                                                                                       10,696
                                                                                      ------------
   TOTAL ASSETS                                                                         19,289,989

LIABILITIES
Bank overdraft                                                                               3,274
Payable for investment securities purchased                                                550,088
Unrealized depreciation on foreign currency contracts                                        5,611
Payable for Fund shares redeemed                                                                88
Accrued management fee                                                                      28,114
                                                                                      ------------
   TOTAL LIABILITIES                                                                       587,175
                                                                                      ------------
   NET ASSETS                                                                         $ 18,702,814
                                                                                      ============

NET ASSETS REPRESENTED BY:
Paid in capital                                                                       $ 20,889,660
Undistributed net investment income                                                        174,879
Accumulated net realized loss on investments                                            (1,078,814)
Unrealized depreciation on:
 Investment securities                                              $ (1,271,309)
 Other assets and liabilities denominated in foreign currency            (11,602)       (1,282,911)
                                                                    ------------      ------------
   NET ASSETS                                                                         $ 18,702,814
                                                                                      ============
Shares of capital stock outstanding (10 billion shares
 authorized, $0.01 par value)                                                            1,715,943
                                                                                      ============
   NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER
    SHARE                                                                             $      10.90
                                                                                      ============



                See accompanying Notes to Financial Statements.
10
--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                            -----------------------
                             IAI INTERNATIONAL FUND


                          YEAR ENDED OCTOBER 31, 1999


--------------------------------------------------------------------------------
NET INVESTMENT INCOME
INCOME
 Dividends (net of foreign income taxes withheld of $116,120)      $  841,549
 Interest                                                              64,260
                                                                   ----------
   TOTAL INCOME                                                       905,809
                                                                   ----------
EXPENSES
 Management fees                                                      442,623
 Compensation of Directors                                              8,834
 Interest expense                                                      18,891
                                                                   ----------
   TOTAL EXPENSES                                                     470,348
   Less fees reimbursed by Advisers                                    (8,834)
                                                                   ----------
   NET EXPENSES                                                       461,514
                                                                   ----------
   NET INVESTMENT INCOME                                              444,295
                                                                   ----------


NET REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains (losses) on:
 Investment securities                                                823,521
 Foreign currency transactions                                       (370,748)
                                                                   ----------
 Net realized gain                                                    452,773
Net change in unrealized appreciation or depreciation on:
 Investment securities                                              2,504,126
 Other assets and liabilities denominated in foreign currency         125,684
                                                                   ----------
 Net unrealized gain                                                2,629,810
                                                                   ----------
   NET GAIN ON INVESTMENTS                                          3,082,583
                                                                   ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $3,526,878
                                                                   ==========



                See accompanying Notes to Financial Statements.
                                                                              11
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                      -----------------------------------
                             IAI INTERNATIONAL FUND



                                                                                         Period from
                                                                   Year ended        February 1, 1998 to        Year ended
                                                                October 31, 1999      October 31, 1998*      January 31, 1998
------------------------------------------------------------   ------------------   ---------------------   -----------------
OPERATIONS
 Net investment income                                           $      444,295        $      419,119        $    1,501,033
 Net realized gains (losses)                                            452,773              (472,529)            7,064,040
 Net change in unrealized appreciation or depreciation                2,629,810             1,349,562            (8,133,615)
                                                                 --------------        --------------        --------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               3,526,878             1,296,152               431,458
                                                                 --------------        --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                        -              (104,831)           (2,498,912)
 Net realized gains                                                           -                (7,073)           (9,915,596)
                                                                 --------------        --------------        --------------
   TOTAL DISTRIBUTIONS                                                        -              (111,904)          (12,414,508)
                                                                 --------------        --------------        --------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                                   110,742,722           141,661,893           132,201,297
 Net asset value of shares issued in reinvestment of
   distributions                                                              -                91,242            11,993,205
 Cost of shares redeemed                                           (130,683,209)         (171,169,607)         (185,054,041)
                                                                 --------------        --------------        --------------
   DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS          (19,940,487)          (29,416,472)          (40,859,539)
                                                                 --------------        --------------        --------------
   TOTAL DECREASE IN NET ASSETS                                     (16,413,609)          (28,232,224)          (52,842,589)
NET ASSETS AT BEGINNING OF PERIOD                                    35,116,423            63,348,647           116,191,236
                                                                 --------------        --------------        --------------
NET ASSETS AT END OF PERIOD                                      $   18,702,814        $   35,116,423        $   63,348,647
                                                                 ==============        ==============        ==============
   INCLUDING UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME OF:                                         $      506,910        $       62,615        $     (121,935)
                                                                 ==============        ==============        ==============

*Reflects fiscal year end change from January 31 to October 31.



                See accompanying Notes to Financial Statements.
12
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                              --------------------
                             IAI INTERNATIONAL FUND



 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:


                                       Year ended        Period from
                                      October 31,    February 1, 1998 to
                                          1999      October 31, 1998++
                                     ------------- ----------------------
NET ASSET VALUE
 Beginning of period                 $  9.81              $ 10.26
                                     -------              -------
OPERATIONS
 Net investment income                  0.18***              0.10
 Net realized and unrealized
  gains (losses)                        0.91                (0.52)
                                     -------              -------
   TOTAL FROM OPERATIONS                1.09                (0.42)
                                     -------              -------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:

 Net investment income                     -                (0.03)
 Net realized gains                        -                    -
                                     -------              -------
   TOTAL DISTRIBUTIONS                     -                (0.03)
                                     -------              -------
NET ASSET VALUE
 End of period                       $ 10.90              $  9.81
                                     =======              =======
Total investment return*               11.11%               (4.15)%
Net assets at end of period
 (000's omitted)                     $18,703              $35,116

RATIOS
 Expenses to average net assets
  (including interest expense)          1.77%                1.76%**
 Expenses to average net assets
  (excluding interest expense)          1.70%                1.70%**
 Net investment income to
  average net assets                    1.71%                1.28%**
 Portfolio turnover rate (excluding
  short-term securities)               107.6%                50.2%

[WIDE TABLE CONTINUED]

                                                  Years ended
                                                   January 31,                  Period from
                                     --------------------------------------   April 1, 1994 to
                                         1998         1997         1996      January 31, 1995+
                                     ------------ ------------ ------------ -------------------
NET ASSET VALUE
 Beginning of period                   $ 12.11      $  13.24     $  12.06        $  13.45
                                       -------      --------     --------        --------
OPERATIONS
 Net investment income                    0.20          0.24         0.19            0.11
 Net realized and unrealized
  gains (losses)                        ( 0.34)         0.08         2.17           (0.62)
                                       -------      --------     --------        --------
   TOTAL FROM OPERATIONS                ( 0.14)         0.32         2.36           (0.51)
                                       -------      --------     --------        --------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM:

 Net investment income                  ( 0.32)        (0.28)       (0.16)              -
 Net realized gains                     ( 1.39)        (1.17)       (1.02)          (0.88)
                                       -------      --------     --------        --------
   TOTAL DISTRIBUTIONS                  ( 1.71)        (1.45)       (1.18)          (0.88)
                                       -------      --------     --------        --------
NET ASSET VALUE
 End of period                         $ 10.26      $  12.11     $  13.24        $  12.06
                                       =======      ========     ========        ========
Total investment return*                ( 1.04)%        2.39%       20.15%          (4.14)%
Net assets at end of period
 (000's omitted)                       $63,349      $116,191     $151,663        $136,474

RATIOS
 Expenses to average net assets
  (including interest expense)            1.67%        1.65%        1.66%            1.72%**
 Expenses to average net assets
  (excluding interest expense)            1.67%        1.65%        1.66%            1.72%**
 Net investment income to
  average net assets                      1.42%        1.56%        1.12%            1.04%**
 Portfolio turnover rate (excluding
  short-term securities)                  76.4%        32.1%        39.2%            27.6%

  *Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.

 **Annualized.

***Calculated using average shares outstanding during the period.

  +Reflects fiscal year end change from March 31 to January 31.

 ++Reflects fiscal year end change from January 31 to October 31.



                See accompanying Notes to Financial Statements.
                                                                              13
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999



[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


IAI Investment Funds III, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI International Fund is a separate portfolio of IAI Investment Funds III, Inc. The Fund has a primary objective of capital appreciation mainly through investment in equity securities of developed and emerging countries. This report covers only the International Fund (the Fund).

Significant accounting policies followed by the Fund are summarized below:



SECURITY VALUATION


Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.



FOREIGN CURRENCY TRANSLATIONS AND
FORWARD FOREIGN CURRENCY
CONTRACTS


The Fund invests in foreign securities. The market value of securities and other assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the closing rate of exchange. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date and are recorded in realized gain or loss and unrealized appreciation or depreciation on foreign currency transactions. Exchange gains or losses may also be realized between the trade and settlement dates on security and forward currency contract transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to hedge against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.



FEDERAL TAXES


Since it is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no provision for income taxes is required. In order to avoid the payment of any federal excise taxes, the Fund is required to distribute substantially all of its net investment income and net realized gains on a calendar year basis.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), and losses deferred due to "wash sales." The character of distributions made during the year for net


14
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999

[1]  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONT.)


investment income or net realized gains may differ from its ultimate characterization for tax purposes.

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The Fund accrues such taxes as applicable.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $332,031 and accumulated net realized losses have been decreased by $332,031.

For federal income tax purposes, the Fund had a capital loss carryover of approximately $465,437, at October 31, 1999, which, if not offset by subsequent capital gains, will expire in 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover is offset or expires.



SECURITY TRANSACTIONS AND INVESTMENT INCOME


The Fund records security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.



DISTRIBUTIONS TO SHAREHOLDERS


Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are paid semi-annually. Capital gains, if any, are primarily distributed as of the end of the calendar year. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.



CONCENTRATION OF RISK


Investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income it generates, as well as the Fund's ability to repatriate such amounts.



USE OF ESTIMATES


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.



[2]  COMMITMENTS AND CONTINGENCIES


INSURANCE


For purposes of obtaining certain types of insurance coverage for the Fund and its officers and directors, the Fund is a policyholder in an industry-sponsored mutual insurance company (the Company). The Fund is committed to make capital contributions, if requested by the Company.


LINE OF CREDIT


Through March 15, 1999, the Fund had available a line of credit of $6,660,000, with a bank at the prime interest rate. To the extent funds were drawn against the line, securities were held in a segregated account. No compensating balances or commitment fees were required under the line of credit.


                                                                              15
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999

[3]  FEES AND EXPENSES


Under terms of the Fund's Management Agreement, Investment Advisers, Inc. (Advisers) is required to pay for all expenses of the Fund, except certain costs (primarily those incurred in the purchase and sale of assets, taxes, interest and extraordinary expenses), in return for the Fund paying an all inclusive management fee (unified fee) to Advisers. The fee is equal to an annual rate of 1.70% declining to 1.30% of average daily net assets. The fee is paid monthly. The Management Agreement further provides that Advisers will reimburse the Fund for the fees and expenses it pays to Directors who are not "interested persons" of the Fund or reduce its fee by an equivalent amount.



[4]  CAPITAL STOCK


The Fund has authorized 10 billion shares of $.01 par value stock. Transactions in shares of capital stock during the periods indicated were as follows:


                                                                         Period from
                                                   Year ended        February 1, 1998 to        Year ended
                                                October 31, 1999       October 31, 1998      January 31, 1998
-------------------------------------------    ------------------   ---------------------   -----------------
 Sold                                              10,611,930             13,642,998             10,833,124
 Issued for reinvested distributions                        -                  8,519              1,143,039
 Redeemed                                         (12,474,759)           (16,247,561)           (15,399,390)
                                               ------------------   ---------------------   -----------------
 Increase (decrease) in shares outstanding         (1,862,829)            (2,596,044)            (3,423,227)
                                               ==================   =====================   =================


[5]  INVESTMENT TRANSACTIONS


PURCHASES AND SALES OF SECURITIES


For the year ended October 31, 1999, purchases of securities and sales proceeds, other than investments in short-term securities, for the Fund aggregated $26,547,743 and $42,798,899, respectively.


16
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                             IAI INTERNATIONAL FUND


                                OCTOBER 31, 1999



[6]  FOREIGN CURRENCY COMMITMENTS


At October 31, 1999, the Fund had entered into foreign currency exchange contracts. The unrealized depreciation on those contracts at October 31, 1999 is included in unrealized depreciation on other assets and liabilities denominated in foreign currency. The terms of the open contracts are as follows:

Exchange                                                                              Unrealized
Date                  Currency to be Received           Currency to be Delivered     Depreciation
------------   --------------------------------------   -------------------------   -------------
  11/02/99     1,203,000     Japanese Yen                11,787     U.S. Dollar         $  259
  11/02/99         6,637     New Zealand Dollars          3,487     U.S. Dollar            127
  11/04/99        70,323     British Pounds             115,949     U.S. Dollar            552
  11/05/99        36,842     British Pounds              60,991     U.S. Dollar            534
  11/08/99        94,380     European Monetary Unit     100,968     U.S. Dollar          1,756
  11/16/99        36,439     European Monetary Unit      39,494     U.S. Dollar          1,189
  11/30/99        35,398     European Monetary Unit      38,404     U.S. Dollar          1,194
============   ======================================   =========================   =============
                                                                                        $5,611
============   ======================================   =========================   =============














                                                                              17
--------------------------------------------------------------------------------

                         INDEPENDENT AUDITORS' REPORT
                         ----------------------------
                             IAI INTERNATIONAL FUND



THE BOARD OF DIRECTORS AND SHAREHOLDERS
IAI INVESTMENT FUNDS III, INC.:

We have audited the accompanying statement of assets and liabilities, including the fund portfolio, of IAI International Fund (a portfolio within IAI Investment Funds III, Inc.) as of October 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 1999, the period from February 1, 1998 to October 31, 1998 and the year ended January 31, 1998, and the financial highlights for each of the periods presented on page 13 of the annual report. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI International Fund as of October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG LLP
Minneapolis, Minnesota
December 17, 1999


18
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




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                                                                              19
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




                 (THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.)


20
--------------------------------------------------------------------------------

                                   ----------

                               INVESTMENT ADVISER
                                   AND MANAGER


                            Investment Advisers, Inc.

                                  P.O. Box 357

                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863

                            http://www.iaifunds.com


                                   CUSTODIAN

                            The Chase Manhattan Bank

                            1 Chase Manhattan Plaza

                            New York, NY 10005-1402


                                 LEGAL COUNSEL

                              Dorsey & Whitney LLP

                             220 South Sixth Street

                             Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              4200 Norwest Center

                             Minneapolis, MN 55402


                                  DISTRIBUTOR

                         Rafferty Capital Markets, Inc.

                             1311 Mamaroneck Avenue

                          White Plains, New York 10605


                                   DIRECTORS

                                Madeline Betsch

                               W. William Hodgson

                                 George R. Long

                               J. Peter Thompson

                               Charles H. Withers

                                   ----------

                                   [LOGO] IAI
                                  MUTUAL FUNDS

                     C/O FIRSTAR MUTUAL FUND SERVICES, LLC,
                  P.O. BOX 701, MILWAUKEE, WISCONSIN 53201 USA

                                  800.945.3863
                                                                          99-119